Business combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business combinations
Business combinations

10. Business combinations

(i) Coastal

On October 1, 2021, the Company executed a Unit Purchase Agreement (the “Purchase Agreement”) to acquire 100% equity interest in Coastal Holding Company, LLC (“Coastal Holding”).  The closing of the transaction is subject to multiple conditions, including the receipt of municipal approval to transfer licenses at seven (7) locations.

At the same time, the Company advanced $20,700,000 of cash to Coastal Holding, as well as entered into Management Service Agreements (“MSA’s”) with Coastal Holding and certain of its subsidiaries (collectively “Coastal”). As part of the arrangement, the Company received 9.5% direct interest in Varda Inc., an operating dispensary, as well as an agreement to acquire the remaining 90.5% for $4,500,000 when approval for the transfer of that entity’s license is received.

The Purchase Agreement and the MSA’s grant the Company the power to manage and make decisions that affect the operations of Coastal and Varda Inc., including the management and development of dispensary operations. Pursuant to the Purchase Agreement and MSA’s with Coastal, the Company is entitled to a management fee equal to 100% of the revenues generated and is responsible for 100% of the costs and expenses of Coastal. With respect to Varda Inc., the Company is entitled to 100% of the revenues generated and is responsible for 100% of the costs and expenses, while the non-controlling interest (“NCI”) holder is entitled to 45.25% of any profit distributions.

As a result, the Company has determined that Coastal and Varda Inc. are VIEs and the Company is the primary beneficiary by reference to the power and benefits criterion under ASC 810, Consolidation. The transaction has been accounted for as a business combination under ASC 805 with 100% of the equity interest in Coastal and 90.5% of the equity interest in Varda Inc., being presented as redeemable NCI.  During the three months ended June 30, 2022, approval for the transfer of the Varda Inc. license was received and the associated redeemable NCI was redeemed. Refer to Note 15.

Upon closing of the transaction, the funds advanced to Coastal Holding will be forgiven and the NCI will be redeemed by issuing shares of the Company’s subsidiary, Coast L Acquisition Corp, which are exchangeable into shares of the Company on a one-for-one basis. The number of shares to be issued is based on an initial value of $39,880,000, with adjustments for various holdbacks and claw-backs. The claw-backs relate to certain liabilities of Coastal Holding that are to be extinguished by the current equity owners with the $20,700,000 of cash advanced by the Company.

The number of shares to be issued becomes fixed at various points during the closing period as milestones, which are primarily receipt of approval for licenses to transfer, are met. During the nine months ended September 30, 2022, approval was received for the transfer of the licenses required in order for the transaction to close, although the Company is waiting for Coastal shareholders to perform certain obligations in order to facilitate a closing of the transaction. Although the NCI is not redeemable in cash, it has been presented as mezzanine equity as there is no limit in the arrangement on the number of shares to be issued.

During the three months ended September 30, 2022, the Company finalized the purchase price allocation to the individual assets acquired and liabilities assumed using the acquisition method. The Company adjusted the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of the acquisition date.

During the three months ended September 30, 2022 the following adjustments were made to the provisional amounts:

•	An adjustment was made to increase intangible assets by $25,618,000, due to new information regarding the fair value as at October 1, 2021. This resulted in a increase to the deferred tax liability on initial recognition of $7,644,411 and a net decrease to goodwill.

During the three months ended September 30, 2022, as a result of the adjustments to the provisional amounts discussed above, $3,515,864 of additional amortization has been recognized relating to prior periods.

(ii) Calma Weho, LLC (“Calma”)

On October 1, 2021, the Company acquired 85% of the equity interest of Calma, an operating dispensary located in West Hollywood, California.

Total consideration comprised $8,500,000 in cash and $1,468,474 in equity of the Company. In addition, the Company was committed to acquiring the remaining 15% when local regulations permit, for $1,500,000 in common shares of the Company. During the three months ended September 30, 2022, the Company acquired the remaining 15% in exchange for 1,762,495 common shares of the Company.

During the three months ended September 30, 2022, the Company finalized the purchase price allocation to the individual assets acquired and liabilities assumed using the acquisition method.  The Company adjusted the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of the acquisition date.

During the three months ended September 30, 2022 the following adjustments were made to the provisional amounts:

•	An adjustment was made to increase intangible assets by $6,055,000 and increase right-of-use assets by $411,322, due to new information regarding the fair value as at October 1, 2021. This resulted in an increase to the deferred tax liability on initial recognition of $1,806,812 and a net decrease to goodwill.

During the three months ended September 30, 2022, as a result of the adjustments to the provisional amounts discussed above, $365,677 of additional amortization of intangible assets and $35,700 of amortization of right of use assets has been recognized relating to prior periods.

(iii) Kase’s Journey

On August 2, 2021, the Company, through its wholly owned subsidiary Caliva CARECE1 LLC, acquired all of the issued and outstanding equity interests of Kase’s Journey Inc., an operating retail dispensary located in Ceres, California, from the existing shareholders for $1,300,000 cash, subject to adjustments, and $1,221,902 of consideration payable. During the nine months ended September 30, 2022, the Company finalized the purchase price allocation to the individual assets acquired and liabilities assumed using the acquisition method.

(iv) Martian Delivery

On August 16, 2021, the Company, through its wholly owned subsidiary TPCO US Holding LLC, acquired all of the issued and outstanding membership interests of Martian Delivery LLC, an operating retail dispensary located in the City of Sacramento, California, from the existing shareholders for $237,500 cash and $237,500 in promissory notes payable. During the nine months ended September 30, 2022, the Company finalized the purchase price allocation to the individual assets acquired and liabilities assumed using the acquisition method.

11. Business combinations

The following table summarizes the consolidated balance sheet impact at acquisition of the Company’s business combinations that occurred during the year ended December 31, 2021 (not including the Qualifying Transaction which is discussed in Note 3):

	Coastal	Calma	Other	Total
Total consideration transferred (i)	$20,700,000	$9,968,474	$2,894,952	$33,563,426
Redeemable non-controlling interest	$39,928,597	$1,500,000	$-	$41,428,597
Assets acquired
Current assets
Cash	$-	$-	$33,213	$33,213
Restricted cash	9,989,470	-	-	9,989,470
Inventory	2,477,000	379,617	98,050	2,954,667
Prepaid expenses	515,947	109,929	-	625,876
Indemnification assets	980,000	-	865,126	1,845,126
Long-term assets
Security deposits	-	61,185	-	61,185
Property and equipment	4,839,634	457,551	16,033	5,313,218
Right-of-use assets – operating lease	12,491,344	2,790,377	433,934	15,715,655
Intangible assets	26,482,000	5,227,000	1,718,570	33,427,570
Total assets acquired	57,775,395	9,025,659	3,164,926	69,965,980
Liabilities assumed
Accounts payable and accrued liabilities	9,483,665	1,115,477	1,069,654	11,668,796
Consideration payable – current portion	924,457	-	-	924,457
Consideration payable	2,170,463	-	-	2,170,463
Lease liabilities	12,835,761	2,790,377	433,934	16,060,072
Deferred tax liabilities	7,985,746	1,449,682	381,525	9,816,953
Total liabilities assumed	33,400,092	5,355,536	1,885,113	40,640,741
Goodwill	$36,253,294	$7,798,351	$1,615,139	$45,666,784

(i) Total consideration transferred is comprised of the following:

	Coastal	Calma	Other	Total
Cash	$20,700,000	$8,500,000	$1,435,550	$30,635,550
Consideration payable	—	—	1,459,402	1,459,402
Common shares	—	1,468,474	—	1,468,474
Total consideration	$20,700,000	$9,968,474	$2,894,952	$33,563,426

Coastal

On October 1, 2021, the Company executed a Unit Purchase Agreement (the “Purchase Agreement”) to acquire 100% equity interest in Coastal Holding Company, LLC (“Coastal Holding”). The closing of the transaction is subject to multiple conditions, including the receipt of municipal approval to transfer licenses at seven (7) locations.

At the same time, the Company advanced $20,700,000 of cash to Coastal Holdings, as well as entered into Management Service Agreements (“MSA’s”) with Coastal Holding and certain of its subsidiaries (collectively “Coastal”). As part of the arrangement, the Company received 9.5% direct interest in Varda Inc., an operating dispensary as well as an agreement to acquire the remaining 90.5% for $4,500,000 when approval for the transfer of that entity’s license is received and NEO Exchange final approval.

The Purchase Agreement and the MSA’s grant the Company the power to manage and make decisions that affect the operations of Coastal and Varda Inc., including the management and development of dispensary operations. Pursuant to the Purchase Agreement and MSA’s with Coastal, the Company is entitled to a management fee equal to 100% of the revenues generated and is responsible for 100% of the costs and expenses of Coastal. With respect to Varda Inc., the Company is entitled to 100% of the revenues generated and are responsible for 100% of the costs and expenses, while the non-controlling interest (“NCI”) holder is entitled to 45.25% of any profit distributions.

As a result, the Company has determined that Coastal and Varda Inc. are VIEs and the Company is the primary beneficiary by reference to the power and benefits criterion under ASC 810, Consolidation. The transaction has been accounted for as a business combination under ASC 805 with 100% of the equity interest in Coastal and 90.5% of the equity interest in Varda being presented as redeemable NCI.

Upon closing of the transaction, the funds advanced to Coastal Holdings will be forgiven and the NCI will be redeemed by issuing shares of the Company’s subsidiary, Coast L Acquisition Corp, which are exchangeable into shares of the Company on a one-for-one basis. The number of shares to be issued is based on an initial value of $39,880,000, with adjustments for various holdbacks and claw-backs. The claw-backs relate to certain liabilities of Coastal Holdings that are to be extinguished by the current equity owners with the $20,700,000 of cash advanced by the Company.

The number of shares to be issued becomes fixed at various points during the closing period as milestones, which are primarily receipt of approval for licenses to transfer, are met. Although the NCI is not redeemable in cash, it has been presented as mezzanine equity as there is no limit in the arrangement on the number of shares to be issued. The fair value of the NCI on initial recognition is $35,428,597, and as of the date of the transaction, the number of shares that would be required to be issued to satisfy the arrangement is 12,230,494

The Company estimated the fair value of the NCI by estimating the fair value of the share consideration that the Company will issue when the transaction closes. The Company used a Monte Carlo simulation to estimate the number of shares that will be issued to satisfy the arrangement and applied a discount for lack of marketability to reflect the fact that the shares to be issued are restricted until the satisfaction of certain conditions. The NCI is classified as a level 3 fair value measurement due to the discount for lack of marketability that has been applied in the range of 8% - 10%.

Operating results have been included in these consolidated financial statements from the date the Company became the primary beneficiary. Coastal’s revenue and net loss for the period from the date the Company became the primary beneficiary to December 31, 2021 included in the consolidated statements of operations and comprehensive loss are $5,465,426 and $684,050, respectively. Had the business combination occurred on January 1, 2021 Coastal’s revenue and net loss for the period from January 1, 2021 to December 31, 2021 included in the consolidated statements of operations and comprehensive loss would have been $21,424,219 and $2,282,811, respectively.

The goodwill acquired is associated with Coastal’s workforce and expected future growth potential and is not expected to be deductible for tax purposes.

Due to the complexity associated with the valuation process and short period of time between the date the Company became the primary beneficiary and the period end, the identification and measurement of the assets acquired, and liabilities assumed, as well as the measurement of consideration is provisional and subject to adjustment on completion of the valuation process and analysis of resulting tax effects. Management will finalize the accounting for the acquisitions no later than one year from the date of the respective acquisition date and will reflect these adjustments in the reporting period in which the adjustments are determined as required by ASC 805. Differences between these provisional estimates and the final acquisition accounting may occur and these differences could have a material impact on the Company’s future financial position and results of operations.

Calma Weho, LLC (“Calma”)

On October 1, 2021, the Company acquired 85% of the equity interest of Calma, an operating dispensary located in West Hollywood, California.

Total consideration comprised $8,500,000 in cash and $1,468,474 in equity of the Company. In addition, the Company is committed to acquiring the remaining 15% when local regulations permit, for $1,500,000 in common shares of the Company. In accordance with the agreement, the Company transferred  $1,500,000 in cash into escrow, which will be released to the Company when the remaining 15% is acquired and the Company issues the related common shares to the seller.

Because the acquisition of the remaining 15% interest is contingent upon local regulations permitting, and the obligation is to be settled in shares and not in cash or other assets, the Company has presented the 15% as redeemable non-controlling interest in the consolidated balance sheet.

Operating results have been included in these consolidated financial statements from the date of the acquisition. Calma’s revenue and net income for the period from the date of acquisition to December 31, 2021 included in the consolidated statements of operation and comprehensive loss are $1,675,337 and $41,537, respectively. Had the business combination occurred on January 1, 2021 Calma’s revenue and net income for the period from January 1, 2021 to December 31, 2021 included in the consolidated statements of operation and comprehensive loss would have been $10,502,294 and $157,082, respectively.

The goodwill acquired is associated with Calma’s workforce and expected future growth potential and is not expected to be deductible for tax purposes.

As at December 31, 2021, the Company is still in the process of assessing the fair value of the net assets acquired and, as a result, the fair value of the net assets acquired may be subject to adjustments pending completion of final valuations and post-closing adjustments. Management will finalize the accounting for the acquisitions no later than one year from the date of the respective acquisition date and will reflect these adjustments in the reporting period in which the adjustments are determined as required by ASC 805. Differences between these provisional estimates and the final acquisition accounting may occur and these differences could have a material impact on the Company’s future financial position and results of operations.

Other Acquisitions

Kase’s Journey

On August 2, 2021, the Company, through its wholly owned subsidiary Caliva CARECE1 LLC, acquired all of the issued and outstanding equity interests of Kase’s Journey Inc., an operating retail dispensary located in Ceres, California, from the existing shareholders for $1,300,000 cash, subject to adjustments, and $1,221,902 of consideration payable.

The consideration payable from the acquisition of Kase’s Journey is measured initially at fair value, and subsequently at amortized cost. The fair value has been determined by discounting future expected cash outflows at a discount rate of 6.30%.

As at December 31, 2021, the carrying value of the consideration payable was $1,253,874, expected to be paid in full by February 2023.

The goodwill acquired is primarily related to factors such as synergies and market opportunities and is expected to be fully deductible for tax purposes at the state level.

Kase’s Journey’s results of operations since the acquisition date have been included within the Company’s operating segment. Standalone and pro forma results of operations have not been presented because they were not material to the consolidated financial statements

As at December 31, 2021, the Company is still in the process of assessing the fair value of the net assets acquired and, as a result, the fair value of the net assets acquired may be subject to adjustments pending completion of final valuations and post-closing adjustments. Management will finalize the accounting for the acquisitions no later than one year from the date of the respective acquisition date and will reflect these adjustments in the reporting period in which the adjustments are determined as required by ASC 805. Differences between these provisional estimates and the final acquisition accounting may occur and these differences could have a material impact on the Company’s future financial position and results of operations.

Martian Delivery

On August 16, 2021, the Company, through its wholly owned subsidiary TPCO US Holding LLC, acquired all of the issued and outstanding membership interests of Martian Delivery LLC, an operating retail dispensary located in the City of Sacramento, California, from the existing shareholders for $237,500 cash and $237,500 in promissory notes payable.

The goodwill acquired is primarily related to factors such as synergies and market opportunities and is not expected to be deductible for tax purposes.

Martian’s results of operations since the acquisition date have been included within the Company’s operating segment. Standalone and pro forma results of operations have not been presented because they were not material to the consolidated financial statements

As at December 31, 2021, the Company is still in the process of assessing the fair value of the net assets acquired and, as a result, the fair value of the net assets acquired may be subject to adjustments pending completion of final valuations and post-closing adjustments.